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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED SEPTEMBER 15, 2003 TO THE SEPTEMBER 15, 2003 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIs") FOR:

Equitable Accumulator(R)
Equitable Accumulator(R) Elite
Equitable Accumulator(R) Select
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This supplement modifies certain information in the above-referenced
Prospectuses and SAIs dated September 15, 2003 (together, the "Prospectuses"), you received for any of the products listed above. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectus. We will send you another copy of any Prospectus without charge, upon request. Please note the following revisions to your Prospectus:

1. In "Contract features and benefits" under "Guaranteed principal benefit option 2," the following is added as the first sentence of the fourth paragraph in each Prospectus:

      "Once you purchase the Guaranteed principal benefit option 2, you may not voluntarily terminate this benefit."

2. In "Contract features and benefits" under "Our Guaranteed minimum income benefit option," the following is added as the last sentence of the first paragraph in each Prospectus:

      "Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit."

3. In "Contract features and benefits" under "Guaranteed minimum death benefit," the following is added as the last sentence of the first paragraph in each Prospectus:

      "Once your contract is issued, you may not change or voluntarily terminate your death benefit."

4. In "Contract features and benefits" under "Protection Plus," the following is added as the last sentence of the first paragraph in each Prospectus:

      "Once you purchase the Protection Plus feature, you may not voluntarily terminate this feature."















           The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

  Copyright 2003. The Equitable Life Assurance Society of the United States.
                              All Rights reserved.
                  Accumulator(R) is a registered trademark of
           The Equitable Life Assurance Society of the United States.

1M-03-08Supp (8/03)                                                 132867(9/03)
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